Discontinued Operations and Assets and Liabilities Held for Sale (Tables)	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Assets and Liabilities Held for Sale [Abstract]
Disclosure of Financial Performance Relating to Discontinued Operations
The financial performance and cash flow information relating to the discontinued operations were as follows:
For the years ended 31 December

	2022	2021	2020
	£m	£m	£m
Net interest income	—	32	55
Net fee and commission income	—	35	66
Other operating income	—	2	2
Total operating income	—	69	123
Operating expenses before credit impairment (charges)/write-backs, provisions and charges	—	(33)	(62)
Credit impairment (charges)/write-backs	—	11	(7)
Provisions for other liabilities and charges	—	(4)	(9)
Total operating credit impairment (charges)/write-backs, provisions and charges	—	7	(16)
Profit from discontinued operations before tax	—	43	45
Tax on profit from discontinued operations	—	(12)	(13)
Profit from discontinued operations after tax	—	31	32

Disclosure of Assets Classified as Held for Sale	At 31 December 2022, assets held for sale comprised:

	2022	2021
	£m	£m
Assets
Property, plant and equipment	49	—
Total assets held for sale	49	—